COST OF SALES AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2024
Cost Of Revenue And Service Abstract
Schedule of cost of revenue and service
	December 31, 2024	December 31, 2023	December 31, 2022

Salaries and related expenses	4,900	2,861	3,556
Materials and models	2,701	2,276	707
Depriciation	31	34	21
Chip development tools and subcontractors	689	767	214

Total	8,321	5,938	4,498